Income Taxes - Summary of components of the income tax provision (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current					$ 99,338	$ 51,494	$ 22,697
Deferred			$ (2,111)	$ (2,324)	(4,887)	(908)	(546)
Income Tax Expense (Benefit)	$ 41,603	$ 25,948	$ 105,254	$ 67,116	$ 94,451	$ 50,586	$ 22,151